Fair value of financial instruments - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Fair value of financial instruments [Line Items]
Allowance for loans losses	$ 99,307	$ 100,785
Unearned interest and deferred fees	12,114	16,525
Lease liabilities excluded	19,900
Interest receivable	41,757	41,144
Securities [Member]
Disclosure of Fair value of financial instruments [Line Items]
Allowance for loans losses	100	100
Interest receivable	800	1,100
Securities [Member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income		21,800
Equity investments [member]
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	1,889	6,273
Equity investments [member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 1,889	$ 6,273